Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of other current liabilities
	As of December 31,
	2021	2020
Accrued Liabilities	$728,242	$786,880
Interest Payable	2,020,225	1,374,222
Interest Payable - Related Parties	47,441	58,824
Other Payables	997,232	3,662,238
Total	$3,793,140	$5,882,164